Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 30, 2013
Notes | Notes Due February 1, 2033
Interest rate of notes payable	3.00%	3.00%	3.00%	3.00%